Long-term investments	12 Months Ended
Dec. 31, 2016
Long-term Investments [Abstract]
Long-term investments

8. Long-term investments:

	December 31, 2016	December 31, 2015
		(Adjusted)
Cummins Westport Inc. (a)	$10,950	$14,762
Weichai Westport Inc. (b)	1,824	19,065
Other equity accounted investees	648	1,315
	$13,422	$35,142
(a)   Cummins Westport Inc.:

The Company entered into a joint venture with Cummins Inc. ("Cummins") on March 7, 2001. The joint venture term is scheduled to end on December 31, 2021 and can be terminated under certain circumstances before the end of the term, including in the event of a material breach of the agreement by, or in the event of a change of control of, one of the parties.

On February 20, 2012, the joint venture agreement ("JVA") was amended and restated to provide for, among other things, clarification concerning the scope of products within CWI. In addition, the parties have revised certain economic terms of the JVA. Prior to February 20, 2012, the Company and Cummins shared equally in the profits and losses of CWI. Under the amended JVA, profits and losses are shared equally up to an established revenue baseline, then any excess profit will be allocated 75% to the Company and 25% to Cummins.

The Company has determined that CWI is a variable interest entity ("VIE"). Cummins and Westport each own 50% of the common shares of CWI and have equal representation on the Board of Directors. No one shareholder has the unilateral power to govern CWI. The Board of Directors has power over the operating decisions and to direct other activities of CWI that most significantly impact CWI’s economic performance as set forth in the governing documents. As decision-making at the Board of Directors’ level requires unanimous approval, this power is shared. Accordingly neither party is the primary beneficiary.

The Company recognized its share of CWI’s income and received dividends as follows:

	Years ended December 31,
	2016	2015	2014
		(Adjusted)	(Adjusted)
Investment income under the equity method	$5,606	$16,339	$9,777
Dividends received	10,198	20,464	3,200
8. Long-term investments (continued):

(a)    Cummins Westport Inc. (continued):

During the fourth quarter of 2016, CWI changed its method for determining its warranty liability to exclude, from the estimated cost to settle claims, the parts margin it expects to earn on parts sold to dealers and used to service warranty claims. This change was accounted for as a change in accounting policy and the comparative balances were restated on a retrospective basis, with the following after tax impact to CWI and the Company:

	CWI impact	Company impact
Opening accumulated deficit decrease (January 1, 2014)	$6,314	$3,157
Increase to 2014 income from investment	3,283	1,641
Decrease to 2015 income from investment	(1,533)	(766)
Decrease to 2016 income from investment	(8,064)	(4,032)
Net change to accumulated deficit (December 31, 2016)	$—	$—

Assets, liabilities, revenue and expenses of CWI, as adjusted for the change in accounting policy, are as follows:

	December 31, 2016	December 31, 2015
		(Adjusted)
Current assets:
Cash and short-term investments	$95,623	$114,053
Accounts receivable	5,018	4,632
Other current assets	209	287
Long-term assets:
Property, plant and equipment	1,074	1,212
Deferred income tax assets	45,321	46,177
Total assets	$147,245	$166,361
Current liabilities:
Current portion of warranty liability	$26,206	$30,922
Current portion of deferred revenue	20,070	13,858
Accounts payable and accrued liabilities	7,125	11,852
	53,401	56,632
Long-term liabilities:
Warranty liability	27,282	31,461
Deferred revenue	41,788	45,859
Other long-term liabilities	2,863	2,908
	71,933	80,228
Total liabilities	$125,334	$136,860
8. Long-term investments (continued):

(a)    Cummins Westport Inc. (continued):

	Years ended December 31,
	2016	2015	2014
		(Adjusted)	(Adjusted)
Product revenue	$205,235	$274,033	$283,551
Parts revenue	71,230	57,849	53,683
	276,465	331,882	337,234
Cost of revenue and expenses:
Cost of product and parts revenue	199,317	230,508	265,584
Research and development	36,066	30,165	21,131
General and administrative	1,136	1,414	1,202
Sales and marketing	23,047	21,236	22,514
Foreign exchange (gain) loss	8	28	34
Bank charges, interest and other	695	817	805
	260,269	284,168	311,270
Income from operations	16,196	47,714	25,964
Interest and investment income	552	367	260
Income before income taxes	16,748	48,081	26,224
Income tax expense (recovery):
Current	4,680	19,785	21,514
Deferred	856	(1,565)	(13,754)
	5,536	18,220	7,760
Income for the year	$11,212	$29,861	$18,464
8. Long-term investments (continued):

(b)   Weichai Westport Inc.:

On April 20, 2016, the Company sold a portion of its economic interest in Weichai Westport Inc. ("WWI") to Cartesian Capital Group ("Cartesian"), a related party, for an upfront payment of $6,300 plus a potential future payment based on Cartesian's return on investment. A loss on sale of investment of $5,238 was recognized in the quarter ended June 30, 2016. On August 20, 2016, the Company sold a portion of the investment to Weichai Power Co., Ltd and Weichai Holding Group Co., Ltd for $7,372 and recognized a gain on sale of $2,696. In addition, the Company received a dividend of $3,200 from WWI net of withholding taxes. Commencing April 20, 2016, the Company no longer has the ability to exercise significant influence over the joint venture and, therefore, with effect from that date accounts for its interest by the cost method.